SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [ ];                  Amendment Number: ___
     This Amendment (Check only one.):        [ ] is a restatement.
                                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             ASSET ADVISORS CORPORATION
Address:          2814A HILLCREEK DRIVE
                  AUGUSTA, GA 30909-6484

Form 13F File Number:    028-06662
                         ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kevin M. Wilson
         -------------------------------------
Title:   Treasurer/CIO
         -------------------------------------
Phone:   706-650-9900
         -------------------------------------

Signature, Place, and Date of Signing:

 /S/ KEVIN M. WILSON                  AUGUSTA, GA
 ----------------------------   -----------------------    -----------------
         [Signature]                [City, State]               [Date]

Report Type       (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number       Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:
                                                  -------------------------

Form 13F Information Table Entry Total:                   123
                                                  -------------------------

Form 13F Information Table Value Total:                  266,296
                                                  -------------------------
                                                        (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                 Market                Investment Descretion                  Voting Authority
          Title                   CUSIP          Value                -------------------------  Other   ---------------------------
Name of Issuer & of Class         Number        (1000's)     Shares  (a)Sole (b)Shared (c)Other  Manager (a)Sole (b)Shared  (c)Other
--------------------------       ----------    ---------     ------   ------- --------- -------- ------- ------- ---------  --------

totals                             123         266296       5755180      5755180                                            5755180

PRICE T ROWE GROUP INC COM         74144T108    14108        231740       231740                                             231740
COCA COLA CO COM                   191216100    12588        205114       205114                                             205114
EXXON MOBIL CORP COM               30231G102    12501        133433       133433                                             133433
ISHARES TR DJ US INDEX FD          464287846     9005        125869       125869                                             125869
CONOCOPHILLIPS COM                 20825C104     8817         99853        99853                                              99853
JOHNSON & JOHNSON COM              478160104     8615        129164       129164                                             129164
CHURCH & DWIGHT INC COM            171340102     7367        136250       136250                                             136250
INTERNATIONAL GAME TECHNOLOG COM   459902102     6543        148950       148950                                             148950
MICROSOFT CORP COM                 594918104     6315        177389       177389                                             177389
AMERICAN EXPRESS CO COM            025816109     6022        115771       115771                                             115771
GENERAL ELECTRIC CO COM            369604103     5929        159931       159931                                             159931
BERKSHIRE HATHAWAY INC DEL CL B    084670207     5645          1192         1192                                               1192
BANK OF AMERICA CORPORATION COM    060505104     5101        123638       123638                                             123638
GENERAL DYNAMICS CORP COM          369550108     5050         56750        56750                                              56750
LINCOLN NATL CORP IND COM          534187109     5004         85942        85942                                              85942
PEABODY ENERGY CORP COM            704549104     4663         75650        75650                                              75650
MERCK & CO INC COM                 589331107     4143         71300        71300                                              71300
PROCTER & GAMBLE CO COM            742718109     3986         54297        54297                                              54297
SUNRISE SENIOR LIVING INC COM      86768K106     3912        127500       127500                                             127500
MEDCO HEALTH SOLUTIONS INC COM     58405U102     3877         38236        38236                                              38236
FEDEX CORP COM                     31428X106     3760         42166        42166                                              42166
SCHWAB CHARLES CORP NEW COM        808513105     3643        142580       142580                                             142580
AGL RES INC COM                    001204106     3597         95576        95576                                              95576
ZIMMER HLDGS INC COM               98956P102     3380         51090        51090                                              51090
BROWN FORMAN CORP CL B             115637209     3365         45400        45400                                              45400
MORGAN STANLEY INDIA INVS FD COM   61745C105     3323         60531        60531                                              60531
ROYAL DUTCH SHELL PLC SPONS ADR A  780259206     3294         39119        39119                                              39119
3M CO COM                          88579Y101     3242         38448        38448                                              38448
PAYCHEX INC COM                    704326107     3213         88716        88716                                              88716
BHP BILLITON LTD SPONSORED ADR     088606108     2977         42500        42500                                              42500
SHAW GROUP INC COM                 820280105     2886         47750        47750                                              47750
DEERE & CO COM                     244199105     2877         30900        30900                                              30900
SELECT SECTOR SPDR TR SBI
  INT-ENERGY                       81369Y506     2719         34265        34265                                              34265
NEWMONT MINING CORP COM            651639106     2647         54200        54200                                              54200
WACHOVIA CORP NEW COM              929903102     2343         61599        61599                                              61599
RIO TINTO PLC SPONSORED ADR        767204100     2288          5450         5450                                               5450
SELECT SECTOR SPDR TR SBI
  INT-TECH                         81369Y803     2245         84200        84200                                              84200
CHATTEM INC COM                    162456107     2119         28050        28050                                              28050
CLARCOR INC COM                    179895107     2092         55100        55100                                              55100
INTERNATIONAL BUSINESS MACHS
  COM                              459200101     2081         19255        19255                                              19255
AT&T INC COM                       00206R102     1988         47842        47842                                              47842
MEDIACOM COMMUNICATIONS
  CORP CL A                        58446K105     1824        397484       397484                                             397484
EQUITY RESIDENTIAL SH BEN INT      29476L107     1820         49914        49914                                              49914
HCP INC COM                        40414L109     1811         52074        52074                                              52074
DISNEY WALT CO COM DISNEY          254687106     1731         53640        53640                                              53640
SPDR TR UNIT SER 1                 78462F103     1698         11615        11615                                              11615
SUNTRUST BKS INC COM               867914103     1692         27077        27077                                              27077
CONSOLIDATED WATER CO INC ORD      G23773107     1660         65900        65900                                              65900
AMERICAN INTL GROUP INC COM        026874107     1641         28141        28141                                              28141
IDEXX LABS INC COM                 45168D104     1618         27600        27600                                              27600
PEPSICO INC COM                    713448108     1566         20634        20634                                              20634
COUSINS PPTYS INC COM              222795106     1490         67400        67400                                              67400
CAMECO CORP COM                    13321L108     1426         35810        35810                                              35810
CISCO SYS INC COM                  17275R102     1415         52260        52260                                              52260
CARNIVAL CORP PAIRED CTF           143658300     1361         30600        30600                                              30600
POWERSHARES ETF TRUST WATER
  RESOURCE                         73935X575     1348         63000        63000                                              63000
DUKE REALTY CORP COM NEW           264411505     1299         49800        49800                                              49800
HERSHEY CO COM                     427866108     1214         30800        30800                                              30800
ST JOE CO COM                      790148100     1211         34100        34100                                              34100
UNITED TECHNOLOGIES CORP COM       913017109     1198         15650        15650                                              15650
GREATER CHINA FD INC COM           39167B102     1192         48044        48044                                              48044
HONEYWELL INTL INC COM             438516106     1059         17200        17200                                              17200
TEXAS PAC LD TR SUB CTF PROP I T   882610108     1031         23050        23050                                              23050
COLONIAL PPTYS TR COM SH BEN INT   195872106      982         43403        43403                                              43403
CERADYNE INC COM                   156710105      934         19900        19900                                              19900
REGIONS FINANCIAL CORP NEW COM     7591EP100      906         38295        38295                                              38295
TIB FINL CORP COM                  872449103      903        106000       106000                                             106000
STERICYCLE INC COM                 858912108      891         15000        15000                                              15000
ANHEUSER BUSCH COS INC COM         035229103      850         16240        16240                                              16240
KIMBERLY CLARK CORP COM            494368103      805         11612        11612                                              11612
WATTS WATER TECHNOLOGIES
  INC CL A                         942749102      799         26800        26800                                              26800
SCHLUMBERGER LTD COM               806857108      757          7700         7700                                               7700
PETROCHINA CO LTD
  SPONSORED ADR                    71646E100      755          4300         4300                                               4300
CHEVRON CORP NEW COM               166764100      733          7850         7850                                               7850
E M C CORP MASS COM                268648102      715         38600        38600                                              38600
BARRICK GOLD CORP COM              067901108      715         17000        17000                                              17000
FOREST LABS INC COM                345838106      696         19100        19100                                              19100
DUKE ENERGY CORP NEW COM           26441C105      613         30370        30370                                              30370
PFIZER INC COM                     717081103      613         26947        26947                                              26947
SOUTHERN CO COM                    842587107      579         14949        14949                                              14949
JOHNSON CTLS INC COM               478366107      541         15000        15000                                              15000
FPL GROUP INC COM                  302571104      524          7726         7726                                               7726
GENUINE PARTS CO COM               372460105      519         11200        11200                                              11200
POWERSHARES ETF TRUST
  DYNA BUYBK ACH                   73935X286      506         20800        20800                                              20800
POTASH CORP SASK INC COM           73755L107      504          3500         3500                                               3500
HARLEY DAVIDSON INC COM            412822108      476         10200        10200                                              10200
EMERSON ELEC CO COM                291011104      476          8400         8400                                               8400
DIEBOLD INC COM                    253651103      458         15800        15800                                              15800
SWISS HELVETIA FD INC COM          870875101      448         27133        27133                                              27133
ABBOTT LABS COM                    002824100      416          7400         7400                                               7400
COGDELL SPENCER INC COM            19238U107      415         26000        26000                                              26000
HOME DEPOT INC COM                 437076102      402         14925        14925                                              14925
MEDICAL PPTYS TRUST INC COM        58463J304      393         38600        38600                                              38600
DOVER CORP COM                     260003108      392          8500         8500                                               8500
AMERIPRISE FINL INC COM            03076C106      384          6960         6960                                               6960
JP MORGAN CHASE & CO COM           46625H100      375          8588         8588                                               8588
WASTE MGMT INC DEL COM             94106L109      356         10900        10900                                              10900
THERMO FISHER SCIENTIFIC
  INC COM                          883556102      352          6100         6100                                               6100
GENERAL GROWTH PPTYS INC COM       370021107      329          8000         8000                                               8000
AFLAC INC COM                      001055102      326          5200         5200                                               5200
INTUIT COM                         461202103      310          9800         9800                                               9800
EXELON CORP COM                    30161N101      294          3600         3600                                               3600
POLARIS INDS INC COM               731068102      293          6134         6134                                               6134
ALLERGAN INC COM                   018490102      289          4500         4500                                               4500
CROSS TIMBERS RTY TR TR UNIT       22757R109      278          6750         6750                                               6750
FORTUNE BRANDS INC COM             349631101      270          3726         3726                                               3726
VERIZON COMMUNICATIONS COM         92343V104      268          6144         6144                                               6144
INTERNAP NETWORK SVCS CORP
  COM PAR $.001                    45885A300      260         31176        31176                                              31176
GARMIN LTD ORD                     G37260109      257          2650         2650                                               2650
BOEING CO COM                      097023105      245          2800         2800                                               2800
SCANA CORP NEW COM                 80589M102      236          5600         5600                                               5600
DOMINION RES INC VA NEW COM        25746U109      230          4840         4840                                               4840
INTEL CORP COM                     458140100      229          8600         8600                                               8600
BRISTOL MYERS SQUIBB CO COM        110122108      220          8310         8310                                               8310
NOVELL INC COM                     670006105      206         30000        30000                                              30000
CAMDEN NATL CORP COM               133034108      204          7200         7200                                               7200
LAS VEGAS SANDS CORP COM           517834107      201          1950         1950                                               1950
MACROVISION CORP COM               555904101      194         10600        10600                                              10600
BEVERLY HILLS BANCORP DEL COM      087866109      185         36000        36000                                              36000
TIME WARNER INC COM                887317105      182         11000        11000                                              11000
LSI CORPORATION COM                502161102      106         20000        20000                                              20000
FIDELITY SOUTHERN CORP NEW COM     316394105       99         10560        10560                                              10560
SIRIUS SATELLITE RADIO INC COM     82966U103       36         12000        12000                                              12000
121 less than 10000 shares
  and less than 200k               n/a           7791        191743       191743                                             191743